Annual Report December 31, 1999
================================================================================


Oppenheimer
Bond Fund/VA
A Series of Oppenheimer Variable Account Funds



                                                  [Logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA
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================================================================================
Objective
Oppenheimer Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income from investing in high yield, fixed income securities. Secondarily, the Fund seeks capital growth when this is consistent with its primary objective of high income.
================================================================================
Narrative by David Negri and John Kowalik, Co-Portfolio Managers
Oppenheimer Bond Fund/VA generated an average annual total return of -1.52% for the one-year period that ended December 31, 1999.(1) Strong performance from corporate bonds during the first half of the year was largely offset by weak market conditions during the second half. Our management approach has been to focus primarily on corporate securities and other higher yielding bonds in an investment environment characterized by robust economic growth, rising interest rates and Y2K-related concerns.
         When the reporting period began, evidence began to emerge that 1998's global financial crisis was easing, helping to resolve investors' fears that U.S. economic growth might slow in response to weakness overseas. In fact, it wasn't long before investors became concerned that the opposite was true: by the second quarter of 1999, they began to worry that the U.S. economy was growing faster than most analysts expected, potentially reigniting inflationary pressures. In order to forestall a potential reacceleration of inflation, the Federal Reserve Board raised short-term interest rates three times during the summer and fall.
         In the U.S. bond market, higher yielding securities benefited from the resolution of the global financial crisis.(2) The flow of money back into corporate and mortgage-related securities during the first four months of the year helped support a rally in these bonds' prices, while prices of U.S.
Treasury securities declined. Beginning in May, however, prices of higher yielding bonds once again began to fall because of Y2K-related concerns. Many issuers of corporate bonds decided to "play it safe" by issuing bonds in the spring that they otherwise would have issued closer to year-end. This sudden flood of supply caused corporate bond prices to weaken, and they generally remained low through the end of the year amid decreased investor demand.
         In this environment, we took advantage of the bond market's early weakness to purchase corporate bonds that we believed had been more severely punished by the global financial crisis than circumstances warranted. As it turned out, the bond market's recovery from last year's financial crises largely offset the price erosion caused by higher interest rates over the first half of the year. The Fund also benefited throughout the year from the relatively high yields these securities provided.
         When the bond market weakened during the period of heavy issuance in the spring and early summer, we maintained our emphasis on corporate securities and other higher yielding bonds. Although this stance contributed to higher-than-normal volatility within the Fund during the second half of the reporting period, we were once again able to lock in prevailing high yields.
         Within the investment-grade corporate bond sector of the market, we generally emphasized longer maturity securities, including 30-year bonds. We even purchased a few 100-year bonds from large, well known companies because of their higher yields. During the second half of the reporting period, after Y2K concerns caused corporate bond prices to fall, we found particularly attractive values in fixed income securities issued by insurance companies. By year-end, these bonds had appreciated to fair value, in our opinion.
         In our view, the Fund's broadly diversified portfolio positions us well for the start of the year 2000, when we expect Y2K fears to dissipate. Taking advantage of such opportunities is what makes Oppenheimer Bond Fund/VA an important part of The Right Way to Invest.



1. Includes changes in net asset value per share and does not include the charges associated with the separate account products, which offer this fund. Such performance would have been lower if such charges were taken into account.
2. Investing in lower rated high yield domestic corporate bonds (commonly know as "junk bonds") carries a greater risk of default.

2                           Oppenheimer Bond Fund/VA

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Oppenheimer Variable Account Funds--Oppenheimer Bond Fund/VA
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================================================================================
Management's Discussion of Performance. During the Fund's fiscal year that ended December 31, 1999, the performance of Oppenheimer Bond Fund/VA was strongly influenced by adverse economic and market conditions, including inflation fears, rising interest rates and Y2K-related concerns. However, the deleterious effects of these influences were partly offset by the management team's focus on corporate bonds, including high yield bonds. In the portfolio managers' opinion, many corporate bonds represented attractive values early in the year, and the Fund subsequently benefited from this market sector's rally. Later in the year, when corporate bond issuance patterns were disrupted by Y2K-related concerns, corporate bonds' relatively high yields helped cushion the effects on the Fund of falling prices. The Fund's portfolio holdings, allocations and investment style are subject to change.
--------------------------------------------------------------------------------
Comparing the Fund's Performance to the Market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the Lehman Brothers Corporate Bond Index, an unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed rate corporate bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph that follows show the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

[Chart]

Comparison of Change in Value of $10,000 Hypothetical Investments in:
OVAF/Oppenheimer Bond Fund/VA and Lehman Brothers Corporate Bond Index

               OVAF/Oppenheimer Bond Fund/VA      Lehman Brothers Corporate Bond Index
12.31.89       10000                              10000
12.31.90       10791                              10705
12.31.91       12694                              12687
12.31.92       13520                              13789
12.31.93       15282                              15466
12.31.94       14986                              14858
12.31.95       17533                              18163
12.31.96       18374                              18759
12.31.97       20075                              20679
12.31.98       21440                              22452
12.31.99       21114                              22013

Average Annual Total Return of the Fund at 12/31/99
1-Year -1.52% 5-Year 7.10% 10-Year 7.76%

[End Chart]

The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for the Lehman Brothers Corporate Bond Index begins on 12/31/89. The inception date of the Fund is 4/3/85. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.


                            Oppenheimer Bond Fund/VA                           3

--------------------------------------------------------------------------------
Statement of Investments December 31, 1999
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
                                                                                          Principal     Market Value
                                                                                          Amount(1)     Note 1
===================================================================================================================
Mortgage-Backed Obligations--33.2%
Government Agency--11.7%
-------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--10.6%
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                            $   528,711   $   546,223
Series 1092, Cl. K, 8.50%, 6/15/21                                                          1,988,407     2,031,278
Series 1541, Cl. H, 7%, 10/15/22                                                            4,750,000     4,626,785
Series 1714, Cl. M, 7%, 8/15/23                                                             2,000,000     1,945,000
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, 7%, 4/1/26                                                                    3,071,879     2,980,676
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 197, Cl. IO, 11.419%, 4/1/28(2)                                                     13,692,632     4,483,267
Series 194, Cl. IO, 10.159%, 4/1/28(2)                                                     15,300,874     5,115,035
Series 202, Cl. IO, 10.086%-10.125%, 4/1/29(2)                                             48,541,614    16,678,595
Series 2178, Cl. PI, 10.359%, 8/15/29(2)                                                   25,675,000     6,137,930
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 3/1/11                                                                                 502,929       488,888
7%, 4/1/04-11/1/25                                                                            691,754       672,422
7.50%, 1/1/08-1/1/26                                                                        2,153,288     2,137,694
8%, 5/1/17                                                                                    116,584       118,357
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, 8.75%, 11/25/05                               1,262,358     1,291,153
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 1989-17, Cl. E, 10.40%, 4/25/19                              610,095       648,416
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl. 2, 10.581%-16.633%, 2/1/28(2)                                               41,634,511    13,693,852
                                                                                                        -----------
                                                                                                         63,595,571
-------------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--1.1%
Government National Mortgage Assn.:
7%, 1/15/09-5/15/09                                                                           388,328       384,321
8%, 1/15/28-9/15/28                                                                         6,372,802     6,436,535
                                                                                                        -----------
                                                                                                          6,820,856
-------------------------------------------------------------------------------------------------------------------
Private--21.5%
-------------------------------------------------------------------------------------------------------------------
Commercial--18.3%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D5, Cl. A6, 7.186%, 2/14/41(3)                                                  3,000,000     2,427,187
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                      5,400,000     3,459,375
Series 1998-MD6, Cl. A3, 7.227%, 3/17/28(3)                                                 4,875,000     4,387,500
-------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security,
Series 1997-D5, Cl. PS1, 9.108%, 2/14/41(2)                                                18,257,799     1,560,471
-------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Stripped Mtg.-Backed Security,
Series 1997-CTL1, 10.29%, 6/22/24(2)(4)                                                    30,606,042     1,209,895
-------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Collateralized Mtg. Obligations,
Series 1996-C1, Cl. D, 7.367%, 12/25/20(3)(4)                                               2,500,000     2,414,844
-------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, Series 1999-C1, Cl. C, 7.35%, 8/17/13                      9,750,000     8,921,250
-------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Trust I, Collateralized Mtg. Obligations,
Series 1996-C1, Cl. A2, 7.56%, 8/30/05(5)                                                   2,000,000     1,860,625


4                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                     Principal     Market Value
                                                                                     Amount(1)     Note 1
---------------------------------------------------------------------------------------------------------------
Commercial (continued)
CRIIMI MAE Trust I, Commercial Mtg. Trust, Series 1998-C1, Cl. A1, 7%, 11/2/06(4)    $ 3,300,000   $  2,919,469
---------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. AX, 8.19%, 4/11/30(2)                       24,745,453      1,531,125
---------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates,
Series 1997-C2, Cl. F, 6.85%, 12/17/07                                                 3,250,000      3,055,000
---------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1994-C1, Cl. 2-D, 8.70%, 9/25/25                                                1,500,000      1,447,500
Series 1994-C1, Cl. 2-E, 8.70%, 9/25/25                                                1,500,000      1,461,562
---------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. E, 6.778%, 5/18/13                      2,000,000      1,568,750
---------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C2, 9.274%, 5/18/28(2)                              29,447,557      1,074,951
---------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations:
Series 1997-C2, Cl. D, 7.192%, 1/15/08                                                 3,500,000      3,062,500
Series 1998-C1, Cl. E, 7.088%, 3/15/11(3)                                              3,500,000      3,109,531
---------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 1997-C1, Cl. X, 9.033%, 7/15/27(2)                                             18,165,432      1,368,084
Series 1997-C1, Cl. X, 8.553%, 7/15/27(2)                                              9,036,122        680,533
---------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 1997-CL1, Cl. F, 7.155%, 7/13/30(3)                                             1,000,000        936,875
Series 1997-CL1, Cl. F, 7.625%, 7/13/30(3)                                             4,000,000      3,478,750
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 9.063%, 2/18/28(2)(4)                   43,952,818      2,321,258
---------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. D, 7.42%, 4/25/28                                                  2,000,000      1,900,937
Series 1997-C2, Cl. D, 7.004%, 12/10/29(3)                                             4,000,000      3,617,500
---------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. D1, 7.421%, 2/15/28(3)(4)                                          1,000,000        953,906
Series 1997-RR, Cl. D, 7.671%, 4/30/39(4)                                              4,300,231      3,020,241
Series 1997-XL1, Cl. F, 7.411%, 10/3/30(3)                                             2,500,000      2,246,875
---------------------------------------------------------------------------------------------------------------
NationsCommercial Corp., NB Commercial Mtg. Pass-Through Certificates:
Series DMC, Cl. B, 8.562%, 8/12/11(4)                                                  1,600,000      1,448,500
Series DMC, Cl. C, 8.921%, 8/12/11(4)                                                  4,400,000      3,980,625
---------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28                                              15,829,568     15,379,415
---------------------------------------------------------------------------------------------------------------
Option One Mortgage Trust, Collateralized Mtg. Obligations:
Series 1999-1A, 10.06%, 3/1/29(4)                                                      6,155,847      6,067,357
Series 1999-3, Cl. BB, 10.80%, 12/15/29                                                6,261,813      6,218,764
---------------------------------------------------------------------------------------------------------------
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through Certificates,
Series 1, Cl. C, 7.217%, 12/21/26(4)                                                     250,000        235,000
---------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. C, 8%, 6/25/26                                                     1,160,794      1,154,084
Series 1995-C1, Cl. D, 6.90%, 2/25/27                                                  3,000,000      2,915,391
---------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
Series 1996-CFL, Cl. D, 7.034%, 2/25/28                                                1,800,000      1,769,062
Series 1999-1, 10%, 8/25/28                                                            4,955,997      4,900,242
                                                                                                   ------------
                                                                                                    110,064,934


                            Oppenheimer Bond Fund/VA                           5

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                         Principal          Market Value
                                                                                         Amount(1)          Note 1
------------------------------------------------------------------------------------------------------------------------
Multi-Family--0.2%
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                  $      946,747     $    856,215
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Trust, Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
Participation Certificates, Series 43, Cl. E, 6.50%, 8/27/15                                    263,338          260,210
                                                                                                            ------------
                                                                                                               1,116,425
------------------------------------------------------------------------------------------------------------------------
Other--0.0%
Salomon Brothers Mortgage Securities VI, Interest-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 20.132%, 10/23/17(2)                                                       57,595           15,676
------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Principal-Only Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 2.377%-16.21%, 10/23/17(6)                                                 85,230           68,877
                                                                                                            ------------
                                                                                                                  84,553
------------------------------------------------------------------------------------------------------------------------
Residential--3.0%
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. E, 7.50%, 3/1/11(4)                                                       5,006,000        4,076,761
Series 1999-C1, Cl. C, 7.682%, 9/15/09(3)                                                     6,500,000        6,382,187
------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. C, 8.127%, 7/25/06(3)(4)                                                4,024,000        3,621,600
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-HF1, Cl. E, 7.55%, 7/15/29(4)                                                     1,500,000        1,365,938
------------------------------------------------------------------------------------------------------------------------
NationsBank Trust, Lease Pass-Through Certificates,
Series 1997A-1, 7.442%, 1/10/11(3)                                                            2,500,000        2,389,063
------------------------------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp. III, Sub. Bonds,
Series 1992-A, Cl. 1A, 8.259%, 3/29/30(3)                                                       204,852          201,908
                                                                                                            ------------
                                                                                                              18,037,457
                                                                                                            ------------
Total Mortgage-Backed Obligations (Cost $207,143,112)                                                        199,719,796
========================================================================================================================
U.S. Government Obligations--6.1%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.25%, 2/15/29                                                           3,705,000        3,065,887
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.875%, 8/15/09(7)(8)                                                    34,550,000       33,481,127
                                                                                                            ------------
Total U.S. Government Obligations (Cost $37,315,504)                                                          36,547,014
========================================================================================================================
Foreign Government Obligations--1.5%
------------------------------------------------------------------------------------------------------------------------
Israel (State of) Bonds, 7.25%, 12/15/28                                                      9,750,000        8,387,204
------------------------------------------------------------------------------------------------------------------------
Ontario, Canada (Province of) Bonds, 8%, 10/17/01                                               750,000          765,382
------------------------------------------------------------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts., Zero Coupon, 3/17/99(4)(9)(10)IDR                       1,000,000,000           39,356
                                                                                                            ------------
Total Foreign Government Obligations (Cost $10,234,242)                                                        9,191,942
========================================================================================================================
Loan Participations--0.6%
------------------------------------------------------------------------------------------------------------------------
Ferrell Companies, Inc., 10.18% Sr. Sec. Nts., 7/17/06(3)(4) (Cost $3,270,429)                3,300,000        3,283,500
========================================================================================================================
Corporate Bonds and Notes--51.8%
------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.6%
Amtran, Inc., 9.625% Nts., 12/15/05                                                             800,000          772,000
------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
8.01% Nts., 1/2/10                                                                            2,812,199        2,642,582
9.375% Sr. Unsec. Nts., 11/15/06                                                                500,000          485,000
                                                                                                            ------------
                                                                                                               3,899,582


6                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                Principal     Market Value
                                                                                Amount(1)     Note 1
---------------------------------------------------------------------------------------------------------
Chemicals--1.0%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                      $   300,000   $    76,500
---------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 7.55% Unsec. Debs., 2/15/06                                3,250,000     2,641,236
---------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09(5)        800,000       832,000
---------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.875% Sec. Nts., Series B, 5/1/07                         1,000,000     1,025,000
---------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts., Series B, 7/15/06                  400,000       416,000
---------------------------------------------------------------------------------------------------------
ZSC Specialty Chemical plc, 11% Sr. Nts., 7/1/09(5)                                 800,000       834,000
                                                                                              -----------
                                                                                                5,824,736
---------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.2%
AKI Holdings, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                  300,000       268,500
---------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                      210,000       211,050
---------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(10)                        100,000         5,500
---------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                500,000       377,500
---------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(4)                   360,000       127,800
                                                                                              -----------
                                                                                                  990,350
---------------------------------------------------------------------------------------------------------
Energy--1.8%
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                               500,000       552,649
---------------------------------------------------------------------------------------------------------
Eastern Energy Ltd., 6.75% Sr. Nts., 12/1/06(5)                                   2,000,000     1,858,902
---------------------------------------------------------------------------------------------------------
Enron Corp., 9.875% Debs., 6/15/03                                                  375,000       402,221
---------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(5)                 300,000       256,500
---------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.375% Sr. Nts., 11/15/05                               500,000       487,500
---------------------------------------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                                   500,000       539,416
---------------------------------------------------------------------------------------------------------
McDermott, Inc., 9.375% Nts., 3/15/02                                               400,000       409,221
---------------------------------------------------------------------------------------------------------
Mitchell Energy & Development Corp., 9.25% Sr. Nts., 1/15/02                         55,000        56,227
---------------------------------------------------------------------------------------------------------
Murphy Oil Corp., 7.05% Sr. Unsec. Nts., 5/1/29                                   5,190,000     4,667,912
---------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                   400,000       334,000
---------------------------------------------------------------------------------------------------------
RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06                                         455,000       486,850
---------------------------------------------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21(11)                                 500,000       556,443
                                                                                              -----------
                                                                                               10,607,841
---------------------------------------------------------------------------------------------------------
Financial--26.1%
Aeltus CBO II Ltd./Aeltus CBO II Corp., 7.982% Sr. Sec. Sub. Bonds, 8/6/09(5)     5,000,000     4,632,350
---------------------------------------------------------------------------------------------------------
Astoria Capital Trust I, 9.75% Gtd. Nts., 11/1/29(5)                              3,250,000     3,220,480
---------------------------------------------------------------------------------------------------------
BHP Finance USA Ltd., 7.25% Nts., 3/1/16                                          6,500,000     5,848,804
---------------------------------------------------------------------------------------------------------
Chase Manhattan Corp., 10.125% Sub. Nts., 11/1/00                                   750,000       770,051
---------------------------------------------------------------------------------------------------------
Conseco, Inc., 9% Unsec. Nts., 10/15/06                                          19,500,000    20,221,617
---------------------------------------------------------------------------------------------------------
Dresdner Funding Trust II, 8.151% Nts., 6/30/31(5)                               13,080,000    12,348,135
---------------------------------------------------------------------------------------------------------
EOP Operating LP, 7.50% Sr. Nts., 4/19/29                                         7,800,000     6,846,598
---------------------------------------------------------------------------------------------------------
HVB Fund Trust III, 9% Bonds, 10/22/31(5)                                         6,500,000     6,524,323
---------------------------------------------------------------------------------------------------------
KBC Bank Fund Trust III, 9.86% Bonds, 11/29/49(3)(5)                             13,000,000    13,477,711
---------------------------------------------------------------------------------------------------------
Keycorp Capital III, 7.75% Nts., 7/15/29                                          6,500,000     6,073,041
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
7.875% Sr. Nts., 11/1/09                                                          8,450,000     8,447,533
8.80% Sr. Nts., 3/1/15                                                            3,250,000     3,413,946
---------------------------------------------------------------------------------------------------------
Liberty Financial Co., 7.625% Unsec. Debs., 11/15/28                              6,500,000     5,950,002
---------------------------------------------------------------------------------------------------------
Liberty Mutual Insurance Co., 7.697% Unsec. Nts., 10/15/2097(5)                  19,000,000    15,927,016


                            Oppenheimer Bond Fund/VA                           7

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                             Principal      Market Value
                                                                             Amount(1)      Note 1
--------------------------------------------------------------------------------------------------------
Financial (continued)
Nordbanken AB, 8.95% Bonds, 11/29/49(3)(5)                                   $ 16,250,000   $ 16,019,282
--------------------------------------------------------------------------------------------------------
Rothmans Nederland Holdings BV, 6.875% Sr. Unsec. Unsub. Nts., 5/6/08          13,750,000     12,399,750
--------------------------------------------------------------------------------------------------------
Safeco Capital Trust I, 8.072% Nts., 7/15/37(11)                                7,429,000      6,554,503
--------------------------------------------------------------------------------------------------------
Standard Chartered Nakornthon Bank, 6.734% Unsec. Sub. Nts., 6/11/06(3)(4)      7,500,000      7,200,000
--------------------------------------------------------------------------------------------------------
U.S. Leasing International, Inc., 6.625% Sr. Nts., 5/15/03                        750,000        732,715
                                                                                            ------------
                                                                                             156,607,857
--------------------------------------------------------------------------------------------------------
Food & Drug--0.0%
Pathmark Stores, Inc.:
10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03                                   1,095,000        136,875
12.625% Sub. Nts., 6/15/02                                                        400,000        134,000
                                                                                            ------------
                                                                                                 270,875
--------------------------------------------------------------------------------------------------------
Food/Tobacco--0.2%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                         300,000        287,250
--------------------------------------------------------------------------------------------------------
Canadaiqua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                         1,000,000      1,001,250
                                                                                            ------------
                                                                                               1,288,500
--------------------------------------------------------------------------------------------------------
Forest Products/Containers--0.3%
Boise Cascade Corp., 9.90% Nts., 3/15/00                                          750,000        753,437
--------------------------------------------------------------------------------------------------------
Potlatch Corp., 9.46% Medium-Term Nts., 4/2/02                                    500,000        521,701
--------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07                    450,000        465,750
                                                                                            ------------
                                                                                               1,740,888
--------------------------------------------------------------------------------------------------------
Gaming/Leisure--0.6%
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                           300,000        279,000
--------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                          950,000        935,750
--------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07                   700,000        647,500
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                           400,000        390,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                300,000        297,000
--------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(12)                                                 300,000        208,500
9.75% Sr. Nts., 6/15/07                                                           600,000        600,000
--------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                               550,000        555,500
                                                                                            ------------
                                                                                               3,913,250
--------------------------------------------------------------------------------------------------------
Healthcare--0.3%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                      600,000        555,000
--------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr. Nts., 11/15/08(5)                             400,000        384,000
--------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                             800,000        776,000
                                                                                            ------------
                                                                                               1,715,000
--------------------------------------------------------------------------------------------------------
Housing--1.7%
Building Materials Corp. of America, 8% Sr. Unsec. Nts., 12/1/08                  800,000        728,000
--------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                            400,000        368,000
--------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6.875% Sr. Unsec. Nts., 2/10/09                             9,100,000      8,325,390
--------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07                                                 200,000        194,500
9.25% Sr. Nts., Series B, 3/15/07                                                 800,000        784,000
                                                                                            ------------
                                                                                              10,399,890


8                           Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                   Principal     Market Value
                                                                                   Amount(1)     Note 1
------------------------------------------------------------------------------------------------------------
Manufacturing--0.1%
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                         $   250,000   $   101,250
------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07           500,000       455,000
                                                                                                 -----------
                                                                                                     556,250
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--0.9%
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                        2,500,000     2,531,250
9% Sr. Unsec. Sub. Nts., 10/1/08                                                     2,200,000     2,299,000
------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09             600,000       573,000
                                                                                                 -----------
                                                                                                   5,403,250
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--3.1%
Adelphia Communications Corp., 8.375% Sr. Nts., Series B, 2/1/08                     1,300,000     1,212,250
------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
8.25% Sr. Unsec. Nts., 4/1/07                                                        3,000,000     2,782,500
8.625% Sr. Unsec. Nts., 4/1/09                                                         750,000       696,562
------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                13,000,000    12,155,000
------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                   1,200,000     1,212,000
------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09(5)                   500,000       518,750
                                                                                                 -----------
                                                                                                  18,577,062
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.6%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                            300,000       267,000
------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(5)                                     1,071,442       996,806
------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05                                                   900,000       855,000
------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                        535,000       510,925
------------------------------------------------------------------------------------------------------------
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(5)                                          600,000       494,574
------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc., 9.125% Sr. Unsec. Sub. Nts., 12/1/08                          600,000       573,000
                                                                                                 -----------
                                                                                                   3,697,305
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--1.6%
Intermedia Communications, Inc., 8.60% Sr. Unsec. Nts., Series B, 6/1/08               800,000       736,000
------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08                650,000       667,875
------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9.625% Sr. Nts., 10/1/07                                                             2,200,000     2,156,000
10.75% Sr. Unsec. Nts., 11/15/08                                                       200,000       207,000
------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 11.50% Sr. Unsec. Nts., Series B, 10/1/08                  1,000,000     1,090,000
------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05                                                 600,000       596,250
11.50% Sr. Unsec. Nts., 11/1/08                                                      1,000,000     1,050,000
------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/8.29% Sr. Unsec. Disc. Nts.,
Series B, 2/1/08(12)                                                                 1,350,000     1,049,625
------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD                                   3,000,000     1,868,797
                                                                                                 -----------
                                                                                                   9,421,547


                            Oppenheimer Bond Fund/VA                           9

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                                Principal     Market Value
                                                                                Amount(1)     Note 1
---------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.6%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                              $   200,000   $   159,250
---------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                          200,000       181,000
---------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(5)                                                         650,000       702,000
11.625% Sr. Nts., Series A, 8/15/06                                                 500,000       532,500
---------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B, 12/15/06     1,000,000     1,017,500
---------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(12)                  700,000       416,500
---------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(12)                      600,000       361,500
---------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp., 10.375% Sr. Nts., 11/15/09(5)                           500,000       517,500
                                                                                              -----------
                                                                                                3,887,750
---------------------------------------------------------------------------------------------------------
Metals/Minerals--1.1% AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                   1,000,000       950,000
9.125% Sr. Nts., 12/15/06                                                         3,250,000     3,323,125
---------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                   750,000       716,250
---------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                     500,000       517,500
---------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                    900,000       891,000
                                                                                              -----------
                                                                                                6,397,875
---------------------------------------------------------------------------------------------------------
Retail--3.6%
Cooper Tire & Rubber Co., 8% Sr. Nts., 12/15/19                                  13,000,000    12,494,716
---------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08              250,000       176,250
---------------------------------------------------------------------------------------------------------
Sherwin-Williams Co., 7.45% Debs., 2/1/2097(11)                                   9,750,000     8,939,122
                                                                                              -----------
                                                                                               21,610,088
---------------------------------------------------------------------------------------------------------
Service--4.9%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                            965,000       857,644
10% Sr. Sub. Nts., 8/1/09(5)                                                        450,000       405,000
---------------------------------------------------------------------------------------------------------
Arvin Industries, Inc., 6.75% Nts., 3/15/08                                       1,400,000     1,270,623
---------------------------------------------------------------------------------------------------------
Harcourt General, Inc., 7.30% Sr. Debs., 8/1/2097                                10,025,000     8,289,091
---------------------------------------------------------------------------------------------------------
Philip Morris, Co., Inc., 7.75% Unsec. Debs., 1/15/27                             6,500,000     5,884,522
---------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc., 7.375% Gtd. Sr. Unsec. Nts., 8/15/05       1,000,000       800,000
---------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09                                  800,000       778,000
---------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.875% Unsec. Unsub. Nts., 1/15/29                  13,000,000    11,104,340
                                                                                              -----------
                                                                                               29,389,220
---------------------------------------------------------------------------------------------------------
Transportation--0.4%
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08               300,000       315,000
---------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 7.70% Debs., 3/1/15                                         500,000       507,090
---------------------------------------------------------------------------------------------------------
Kansas City Southern Industries, Inc., 6.625% Nts., 3/1/05                          750,000       742,621
---------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Sub. Nts., 10/15/09(5)                                   600,000       615,000
---------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                          100,000        95,000
---------------------------------------------------------------------------------------------------------
Union Pacific Corp., 9.65% Medium-Term Nts., 4/17/00                                400,000       403,825
                                                                                              -----------
                                                                                                2,678,536


10                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

                                                                           Principal     Market Value
                                                                           Amount(1)     Note 1
-----------------------------------------------------------------------------------------------------
Utility--2.1%
Calpine Corp., 7.75% Sr. Nts., 4/15/09                                     $   650,000   $    617,500
-----------------------------------------------------------------------------------------------------
Israel Electric Corp. Ltd., 7.70% Bonds, 7/15/18(5)                         12,050,000     10,686,976
-----------------------------------------------------------------------------------------------------
Public Service Co. of Colorado, 8.75% First Mtg. Bonds, 3/1/22                 750,000        760,288
-----------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                      500,000        531,081
                                                                                         ------------
                                                                                           12,595,845
                                                                                         ------------
Total Corporate Bonds and Notes (Cost $329,284,286)                                       311,473,497

                                                                           Shares
=====================================================================================================
Other Securities--4.2%
-----------------------------------------------------------------------------------------------------
Allstate Financing I, 7.95% Cum. Quarterly Income Preferred Securities,
Series A, Non-Vtg.                                                             120,000      2,677,500
-----------------------------------------------------------------------------------------------------
EIX Trust I, 7.875% Quarterly Income Preferred Securities                      520,000     11,212,500
-----------------------------------------------------------------------------------------------------
ING Capital Fund Trust, 7.70% Non-Cum., Non-Vtg.                               130,000      2,746,250
-----------------------------------------------------------------------------------------------------
Westpac Capital Trust I, 8% Trust Originated Preferred Securities              390,000      8,433,750
                                                                                         ------------
Total Other Securities (Cost $29,000,000)                                                  25,070,000

                                                       Date       Strike   Contracts
=====================================================================================================
Options Purchased--0.1%
-----------------------------------------------------------------------------------------------------
U.S. Long Bond Futures, 3/22/00 Put (Cost $258,944)    2/18/00    94%              195        670,313

                                                                           Principal
                                                                           Amount(1)
=====================================================================================================
Repurchase Agreements--1.2%
-----------------------------------------------------------------------------------------------------
Repurchase agreement with Deutsche Bank Securities Inc., 3.20%, dated
12/31/99, to be repurchased at $7,101,893 on 1/3/00, collateralized by
U.S. Treasury Bonds, 6.375%, 8/15/27, with a value of $1,955,059 and
U.S. Treasury Nts., 6.125%, 12/31/01, with a value of $5,311,688
(Cost $7,100,000)                                                          $ 7,100,000      7,100,000
-----------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $623,606,517)                                   98.7%   593,056,062
-----------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                    1.3      8,007,537
                                                                           -----------   ------------
Net Assets                                                                       100.0%  $601,063,599
                                                                           ===========   ============

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   CAD--Canadian Dollar
   IDR--Indonesian Rupiah
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Represents the current interest rate for a variable or increasing rate security.
4. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.These securities amount to $93,111,930 or 15.49% of the Fund's net assets as of December 31, 1999.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.


                            Oppenheimer Bond Fund/VA                          11

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
7. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                         Contracts         Expiration    Exercise    Premium     Market Value
                                         Subject to Put    Date          Price       Received    Note 1
-------------------------------------------------------------------------------------------------------------
U.S.Treasury Nts. Futures, 10 yr. Put    325               2/18/00       98%         $328,453    $782,031

8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
9. Non-income producing security.
10. Issuer is in default.
11. Securities with an aggregate market value of $1,541,589 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.


12                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities December 31, 1999
--------------------------------------------------------------------------------


==================================================================================================
Assets
Investments, at value (cost $623,606,517)--see accompanying statement                 $593,056,062
--------------------------------------------------------------------------------------------------
Cash                                                                                       505,935
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                               9,159,859
Shares of beneficial interest sold                                                          45,586
Other                                                                                        6,358
                                                                                      ------------
Total assets                                                                           602,773,800
==================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                       36,676
--------------------------------------------------------------------------------------------------
Options written, at value (premiums received $328,453)--see accompanying statement         782,031
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                     634,114
Daily variation on futures contracts                                                       212,352
Trustees' compensation                                                                       1,274
Transfer and shareholder servicing agent fees                                                  184
Other                                                                                       43,570
                                                                                      ------------
Total liabilities                                                                        1,710,201
==================================================================================================
Net Assets                                                                            $601,063,599
                                                                                      ============
==================================================================================================
Composition of Net Assets
Paid-in capital                                                                       $604,669,053
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                     45,409,363
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions         (17,446,218)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                               (31,568,599)
                                                                                      ------------
Net assets--applicable to 52,166,643 shares of beneficial interest outstanding        $601,063,599
                                                                                      ============
==================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                    $11.52

See accompanying Notes to Financial Statements.


                            Oppenheimer Bond Fund/VA                          13

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------


======================================================================================
Investment Income
Interest (net of foreign withholding taxes of $8,672)                     $ 48,592,479
--------------------------------------------------------------------------------------
Dividends                                                                    1,690,940
                                                                          ------------
Total income                                                                50,283,419
======================================================================================
Expenses
Management fees                                                              4,539,138
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     53,239
--------------------------------------------------------------------------------------
Trustees' compensation                                                           6,651
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                    2,102
--------------------------------------------------------------------------------------
Other                                                                           23,256
                                                                          ------------
Total expenses                                                               4,624,386
Less expenses paid indirectly                                                  (27,033)
                                                                          ------------
Net expenses                                                                 4,597,353
======================================================================================
Net Investment Income                                                       45,686,066
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                (18,429,849)
Closing of futures contracts                                                 1,187,215
Closing and expiration of option contracts written                             (86,721)
Foreign currency transactions                                                 (238,230)
                                                                          ------------
Net realized loss                                                          (17,567,585)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                (38,172,276)
Translation of assets and liabilities denominated in foreign currencies        265,182
                                                                          ------------
Net change                                                                 (37,907,094)
                                                                          ------------
Net realized and unrealized loss                                           (55,474,679)
======================================================================================
Net Decrease in Net Assets Resulting from Operations                      $ (9,788,613)
                                                                          ============

See accompanying Notes to Financial Statements.

14                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                   Year Ended December 31,
                                                                   1999             1998
================================================================================================
Operations
Net investment income                                              $ 45,686,066     $ 37,001,034
------------------------------------------------------------------------------------------------
Net realized gain (loss)                                            (17,567,585)       5,539,991
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation               (37,907,094)      (5,203,148)
                                                                   ------------     ------------
Net increase (decrease) in net assets resulting from operations      (9,788,613)      37,337,877
================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                (30,081,522)      (9,009,958)
------------------------------------------------------------------------------------------------
Distributions from net realized gain                                 (2,888,886)      (8,154,014)
================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                    (11,720,079)     115,290,766
================================================================================================
Net Assets
Total increase (decrease)                                           (54,479,100)     135,464,671
------------------------------------------------------------------------------------------------
Beginning of period                                                 655,542,699      520,078,028
                                                                   ------------     ------------
End of period (including undistributed net investment
income of $45,409,363 and $30,079,292, respectively)               $601,063,599     $655,542,699
                                                                   ============     ============

See accompanying Notes to Financial Statements.

                            Oppenheimer Bond Fund/VA                          15

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                        Year Ended December 31,
                                                        1999          1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                      $12.32        $11.91          $11.63          $11.84          $10.78
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .88           .72             .76             .69             .72
Net realized and unrealized gain (loss)                    (1.06)          .07             .28            (.15)           1.07
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations              (.18)          .79            1.04             .54            1.79
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.57)         (.20)           (.72)           (.74)           (.73)
Distributions from net realized gain                        (.05)         (.18)           (.04)           (.01)             --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (.62)         (.38)           (.76)           (.75)           (.73)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.52        $12.32          $11.91          $11.63          $11.84
                                                          ======        ======          ======          ======          ======
==============================================================================================================================
Total Return, at Net Asset Value(1)                        (1.52)%        6.80%           9.25%           4.80%          17.00%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $601,064      $655,543        $520,078        $426,439        $211,232
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $633,059      $586,242        $449,760        $296,253        $170,929
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                       7.22%         6.31%           6.72%           6.72%           6.91%
Expenses                                                    0.73%         0.74%(3)        0.78%(3)        0.78%(3)        0.80%(3)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                   256%           76%            117%             82%             79%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $1,625,487,960 and $1,547,628,962, respectively.

See accompanying Notes to Financial Statements.

16                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 1999, securities with an aggregate market value of $44,856, representing 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. As of December 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $14,340,000, which expires in 2007.

                            Oppenheimer Bond Fund/VA                          17

================================================================================
1. Significant Accounting Policies  (continued)
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect a decrease in paid-in capital of $17,573, a decrease in undistributed net investment income of $274,473, and a decrease in accumulated net realized loss on investments of $292,046.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              Year Ended December 31, 1999      Year Ended December 31, 1998
                                              -----------------------------     -----------------------------
                                              Shares         Amount             Shares         Amount
-------------------------------------------------------------------------------------------------------------
Sold                                           10,494,053    $ 123,504,590       24,245,723    $ 293,126,941
Dividends and/or distributions reinvested       2,820,394       32,970,408        1,463,254       17,163,972
Redeemed                                      (14,357,807)    (168,195,077)     (16,150,244)    (195,000,147)
                                              -----------    -------------      -----------    -------------
Net increase (decrease)                        (1,043,360)   $ (11,720,079)       9,558,733    $ 115,290,766
                                              ===========    =============      ===========    =============

18                          Oppenheimer Bond Fund/VA

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized depreciation on securities and options written of $31,004,033 was composed of gross appreciation of $6,069,024, and gross depreciation of $37,073,057.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 1999, was 0.72% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of December 31, 1999, the Fund had outstanding foreign currency contracts as follows:

                                 Expiration         Contract          Valuation as of     Unrealized
Contract Description             Date               Amounts(000s)     December 31, 1999   Depreciation
------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
Canadian Dollar (CAD)            6/1/00             3,000 CAD         $2,080,272          $36,676
                                                                                          =======

                            Oppenheimer Bond Fund/VA                          19

================================================================================
6. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 1999, the Fund had outstanding futures contracts as follows:

                                                                                           Unrealized
                                  Expiration         Number of         Valuation as of     Appreciation
Contract Description              Date               Contracts         December 31, 1999   (Depreciation)
--------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
U.S. Treasury Bonds, 30 yr.       3/22/00             67               $  6,092,813        $ (17,781)
U.S. Treasury Nts., 5 yr.         3/22/00            639                 62,631,984         (167,970)
U.S. Treasury Nts., 10 yr.        3/22/00            238                 22,814,531         (351,422)
                                                                                           ---------
                                                                                            (537,173)
                                                                                           ---------

Contracts to Sell
-----------------
Federal Funds Interest Rate       1/31/00            322                126,871,441          (73,798)
U.S. Treasury Bonds, 30 yr.       3/22/00            130                 11,821,875           60,938
U.S. Treasury Nts., 5 yr.         3/22/00            123                 12,055,922           21,453
                                                                                           ---------
                                                                                               8,593
                                                                                           ---------
                                                                                           $(528,580)
                                                                                           =========

20                          Oppenheimer Bond Fund/VA

================================================================================
7. Option Activity
         The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 1999, was as follows:

                                                    Put Options
                                                    ------------------------------
                                                    Number of        Amount of
                                                    Options          Premiums
----------------------------------------------------------------------------------
Options outstanding as of December 31, 1998            --            $      --
Options written                                     1,170              969,017
Options closed or expired                            (845)            (640,564)
                                                    -----            ---------

----------------------------------------------------------------------------------
Options outstanding as of December 31, 1999           325            $ 328,453
                                                    =====            =========

================================================================================
8. Illiquid or Restricted Securities
As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $44,286,050, which represents 7.37% of the Fund's net assets.


                            Oppenheimer Bond Fund/VA                          21

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Bond Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Bond Fund/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998, and the financial highlights for the period January 1, 1995 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Bond Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Denver, Colorado
January 24, 2000

22                          Oppenheimer Bond Fund/VA

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------


================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Dividends paid by the Fund during the fiscal year ended December 31, 1999, which are not designated as capital gain distributions should be multiplied by 3.72% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                            Oppenheimer Bond Fund/VA                          23

--------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


==========================================================================================
Officers and Trustees                James C. Swain, Trustee and Chairman of the Board
                                     Bridget A. Macaskill, President
                                     William H. Armstrong, Trustee
                                     Robert G. Avis, Trustee
                                     William A. Baker, Trustee
                                     Edward L. Cameron, Trustee
                                     Jon S. Fossel, Trustee
                                     Sam Freedman, Trustee
                                     Raymond J. Kalinowski, Trustee
                                     C. Howard Kast, Trustee
                                     Robert M. Kirchner, Trustee
                                     Ned M. Steel, Trustee
                                     John S. Kowalik, Vice President
                                     David P. Negri, Vice President
                                     Andrew J. Donohue, Vice President and Secretary
                                     Brian W. Wixted, Treasurer
                                     Robert G. Zack, Assistant Secretary
                                     Robert J. Bishop, Assistant Treasurer
                                     Scott T. Farrar, Assistant Treasurer

==========================================================================================
Investment Advisor                   OppenheimerFunds, Inc.

==========================================================================================
Transfer Agent                       OppenheimerFunds Services

==========================================================================================
Custodian of Portfolio Securities    The Bank of New York

==========================================================================================
Independent Auditors                 Deloitte & Touche LLP

==========================================================================================
Legal Counsel                        Myer, Swanson, Adams & Wolf, P.C.

                                     This is a copy of a report to shareholders of Oppenheimer Bond Fund/VA. This report must be preceded or accompanied by a Prospectus of Oppenheimer Bond Fund/VA. For material information concerning the Fund, see the Prospectus.

                                     Shares of Oppenheimer funds are not deposits or
                                     obligations of any bank, are not guaranteed by
                                     any bank, are not insured by the FDIC or any
                                     other agency, and involve investment risks,
                                     including the possible loss of the principal
                                     amount invested.


24                          Oppenheimer Bond Fund/VA